Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	1.00%	0.90%	1.80%
Foreign tax rate difference	(5.80%)	(5.80%)	(8.70%)
Cash surrender of life insurance	(0.70%)	0.10%	(0.90%)
Federal manufacturing deduction	(1.00%)	(1.60%)	(0.90%)
Research tax credit	(1.10%)	(0.40%)	(1.10%)
Other	0.20%	(1.50%)	0.00%
Effective income tax rate	27.60%	26.70%	25.20%